Financial Instruments and Risk Management - Schedule of measures arising from non-compliance of quality criteria and parameters for economic and financial sustainability (Details)	12 Months Ended
Dec. 31, 2021
In the base year [member] | Economic and financial management [member]
Disclosure of detailed information about service concession arrangements [line items]
Measures arising from non-compliance	Capital contribution (1)Limitation on the distribution of dividends and interest on own capitalRestrictive regime for contracts with related parties	[1]
In the base year [member] | Quality of supply [member]
Disclosure of detailed information about service concession arrangements [line items]
Measures arising from non-compliance	Results plan (2)	[2]
2 consecutive years [member] | Economic and financial management [member]
Disclosure of detailed information about service concession arrangements [line items]
Measures arising from non-compliance	Expiry of the concession
2 consecutive years or 3 of the previous 5 calendar years [member] | Quality of supply [member]
Disclosure of detailed information about service concession arrangements [line items]
Measures arising from non-compliance	Limitation on the distribution of dividends and interest on own capital (3)	[3]
3 consecutive years [Member] | Quality of supply [member]
Disclosure of detailed information about service concession arrangements [line items]
Measures arising from non-compliance	Expiry of the concession

[1]	Within 180 days of the end of each financial year, for the total insufficiency that occurs in reaching the Minimum Parameter for Economic and Financial Sustainability.
[2]

Failure to comply with any of the DEC or FEC limits for one year makes it compulsory for the concessionaire to present a Results Plan, which must be submitted for ANEEL's prior acceptance and monitored in its execution by the inspection areas.

[3]	This limitation will come into effect on January 1st of the calendar year following the year in which the indicator was not met.